Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
	Summary Compensation Table Total for Principal Executive Officer (PEO)		Compensation Actually Paid (CAP)		Average Summary Compensation		Value of Initial Fixed $100 Investment Based On			Company Selected Measure (CSM):
Year	First CEO(1)	Second CEO (2)	First CEO (3)	Second CEO (3)	Table Total for Non-PEO NEOs(4)	Actually Paid to Non-PEO NEOs(5)	Company Total Shareholder Return (TSR) (6)	Peer Group TSR (7)	Net Income (in Millions) (8)	Return on Average Assets (9)
2024	N/A	$1,640,847	N/A	$1,901,962	$839,172	$951,386	104.69	132.44	$35.4	0.45%
2023	$1,993,309	1,110,057	$2,159,459	1,178,271	560,562	564,155	100.47	100.70	28.0	0.36%
2022	1,328,910	N/A	991,735	N/A	648,922	550,248	63.12	81.23	93.4	1.24%
2021	1,402,359	N/A	1,697,391	N/A	660,875	787,483	138.19	144.69	87.1	1.34%
2020	1,281,359	N/A	1,170,072	N/A	597,260	584,487	86.18	90.39	68.5	1.22%

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote
The dollar amounts reported in column (d) represent the average of the amounts reported for Horizon’s named executive officers (NEOs) as a group (excluding Mr. Dwight and Mr. Prame) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Dwight and Mr. Prame) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, John R. Stewart, Mark E. Secor, Kathie E. DeRuiter, Lynn M. Kerber, and Todd A. Etzler; (ii) for 2023, Mark E. Secor, Kathie A. DeRuiter, Lynn M. Kerber, and Todd A. Etzler; (iii) for 2022, Mark E. Secor, Thomas M. Prame, Kathie A. DeRuiter, and Lynn M. Kerber; (iv) for 2021, James D. Neff, Mark E. Secor, Dennis J. Kuhn, and Kathie A. DeRuiter; and (v) for 2020, James D. Neff, Mark E. Secor, Dennis J. Kuhn, and Kathie A. DeRuiter.

Peer Group Issuers, Footnote	Peer Group TSR the SNL Micro Cap Bank Index is illustrated.
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to First CEO
Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	$342,118	$844,977	$—	$806,214	$1,993,309	$(844,977)	$1,011,127	$2,159,459
2022	635,000	419,969	190,500	83,441	1,328,910	(419,969)	82,794	991,735
2021	605,000	284,980	438,625	73,754	1,402,359	(284,980)	580,012	1,697,391
2020	585,000	260,000	365,625	70,734	1,281,359	(260,000)	148,713	1,170,072

Compensation Actually Paid to Second CEO
Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
2024	$600,000	$549,996	$405,000	$85,851	$1,640,847	$(549,996)	$811,111	$1,901,962
2023	580,769	299,981	176,771	52,536	1,110,057	(299,981)	368,195	1,178,271

(A)
The dollar amounts in the “Salary” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Salary” column of the CTSCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(B)
The dollar amounts in the “Stock Awards” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Stock Awards” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(C)
The dollar amounts in the “Non-Equity Incentive Plan Compensation” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Non-Equity Incentive Plan Compensation” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(D)
The dollar amounts in the “All Other Compensation” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “All Other Compensation” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(E)
The dollar amounts in the “SCT Total” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Total” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(F)
The dollar amounts in the “Deductions from SCT Total” columns are the total of the amounts reported for Mr. Dwight and Mr. Prame in the “Stock Awards” and “Option Awards” columns, as applicable, in the SCT for the applicable year.

(G)
The dollar amounts in the “Additions to SCT Total” column reflect the addition (or subtraction, as applicable) of the following equity award adjustments for Mr. Dwight and Mr. Prame for the applicable year: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 839,172	$ 560,562	$ 648,922	$ 660,875	$ 597,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,386	564,155	550,248	787,483	584,487
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid to Non–PEO
Year	Salary	Stock Awards	Non-Equity Incentive Plan Compensation	All Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2024	$308,903	$279,600	$109,489	$141,180	$839,172	$(279,600)	$391,814	$951,386
2023	312,682	133,020	55,450	59,410	560,562	(133,020)	136,613	564,155
2022	283,549	253,466	69,707	42,200	648,922	(243,466)	154,792	550,248
2021	322,072	128,829	154,413	55,561	660,875	(128,829)	255,437	787,483
2020	310,773	124,293	104,143	58,051	597,260	(124,293)	111,520	584,487

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
	The amount of compensation actually paid to Mr. Prame and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Prame) are aligned with the Company’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is a result of a significant portion of the compensation actually paid to Messrs. Prame and Dwight and to the other NEOs being comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets approximately 35 to 60% of the NEO’s base salary to determine the award value of the NEO’s equity awards, including time-based restricted stock and performance-shares.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The amount of compensation actually paid to Mr. Prame and Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Prame and Dwight) are generally aligned with the Company’s net income. Between 2021 and 2022 the amount of compensation actually paid to Messrs. Prame and Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Prame and Dwight) decreased. This was primarily the result of the Company’s stock price decreasing during 2022, which is the primary factor in the decrease. Net income decreased between 2022 and 2023 partially due to the restructure of the balance sheet reducing net income while the amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Prame and Dwight) increased. This was primarily the result of the Company’s stock compensation awarded in the CEO transition, which is the primary factor in the increase. Net income increased between 2023 and 2024 notwithstanding the restructure of the balance sheet in the fourth quarter of 2024 that reduced net income, while the amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Prame) increased. The Company’s stock compensation awarded in the management transition and contract payments are the primary factors in the increase.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Return on Average Assets

The amount of compensation actually paid to Mr. Prame and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Prame) are generally aligned with the Company’s return on average assets for the five years presented in the table. Return on average assets increased between 2023 and 2024 notwithstanding that the restructure of the balance sheet, discussed above, reduced net income, while the amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Prame) increased. This increase was primarily the result of the Company’s stock compensation awarded in the management transition and contract payments. The Company uses return on average assets as a performance measure in the performance-shares that are awarded to the NEOs. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets approximately 33% of the calculation for the NEOs in determining the total award for the performance-shares.

Total Shareholder Return Vs Peer Group
Total Shareholder Return of Horizon and Total Shareholder Return of Peer Group
	The Company’s TSR over the five-year period presented in the table is aligned with compensation actually paid when comparing the TSR of the peer group presented over the five years presented in the table. The Company’s TSR during the five years presented in the table, representing the Company’s financial performance, industry performance and market conditions as compared to the companies comprising the peer group were directionally consistent. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”
Total Shareholder Return Amount	$ 104.69	100.47	63.12	138.19	86.18
Peer Group Total Shareholder Return Amount	132.44	100.70	81.23	144.69	90.39
Net Income (Loss)	$ 35,400,000	$ 28,000,000.0	$ 93,400,000	$ 87,100,000	$ 68,500,000
Company Selected Measure Amount	0.0045	0.0036	0.0124	0.0134	0.0122
Additional 402(v) Disclosure
Amounts reported in this column and others related to the "First CEO" are for Craig M. Dwight, who served as Chief Executive Officer of Horizon until his retirement from the Company on June 1, 2023. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Dwight for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in the definitive proxy statement of Horizon covering the fiscal year indicated, as filed with the SEC.
Amounts reported in this column and others related to the "Second CEO" are for Thomas M. Prame, who succeeded Mr. Dwight as Chief Executive Officer of the Company upon Mr. Dwight's retirement. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Prame for 2024 and 2023 in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in this proxy statement. See “Executive Compensation – Executive Compensation Tables – Summary Compensation Table for 2024.”
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Mr. Dwight and Mr. Prame, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dwight and Mr. Prame during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dwight’s and Mr. Prame's total compensation for each year to determine the compensation actually paid:
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Dwight and Mr. Prame), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Dwight and Mr. Prame) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Dwight and Mr. Prame) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2) above:
TSR for Horizon Bancorp, Inc. is cumulative total TSR returns on common share from S&P Global Market Intelligence, respectively for each period.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
The percentages reported represent the amount of net income reflected in the Company’s audited financial statements divided by the reported average assets for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Non-PEO NEO Salary	$ 308,903	$ 312,682	$ 283,549	$ 322,072	$ 310,773
Non-PEO NEO Equity Incentive Plan Compensation	279,600	133,020	253,466	128,829	124,293
Non-PEO NEO Non-Equity Incentive Compensation	109,489	55,450	69,707	154,413	104,143
Non-PEO NEO Other Compensation	$ 141,180	59,410	42,200	55,561	58,051
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Thomas M. Prame [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,640,847	1,110,057
PEO Actually Paid Compensation Amount	$ 1,901,962	1,178,271
PEO Name	Thomas M. Prame
PEO Salary	$ 600,000	580,769
PEO Equity Incentive Plan Compensation	549,996	299,981
PEO Non-Equity Incentive Compensation	405,000	176,771
PEO Other Compensation	85,851	52,536
Craig M. Dwight [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,993,309	1,328,910	1,402,359	1,281,359
PEO Actually Paid Compensation Amount		2,159,459	991,735	1,697,391	1,170,072
PEO Salary		342,118	635,000	605,000	585,000
PEO Equity Incentive Plan Compensation		844,977	419,969	284,980	260,000
PEO Non-Equity Incentive Compensation		0	190,500	438,625	365,625
PEO Other Compensation		806,214	83,441	73,754	70,734
PEO | Thomas M. Prame [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,996)	(299,981)
PEO | Thomas M. Prame [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,111	368,195
PEO | Craig M. Dwight [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(844,977)	(419,969)	(284,980)	(260,000)
PEO | Craig M. Dwight [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,011,127	82,794	580,012	148,713
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,600)	(133,020)	(243,466)	(128,829)	(124,293)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 391,814	$ 136,613	$ 154,792	$ 255,437	$ 111,520